SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 0.9%
Bandwidth, Inc., Class A(A)	33	$4,197

Broadcasting – 2.6%
Gray Television, Inc.	130	2,398
Nexstar Broadcasting Group, Inc.	69	9,689

		12,087

Total Communication Services - 3.5%		16,284
Consumer Discretionary
Apparel Retail – 0.2%
ThredUp, Inc., Class A(A)	40	923

Auto Parts & Equipment – 3.3%
Fox Factory Holding Corp.(A)	65	8,320
Visteon Corp.(A)	59	7,214

		15,534

Automotive Retail – 1.7%
Lithia Motors, Inc.	20	7,727

Casinos & Gaming – 2.8%
Churchill Downs, Inc.	39	8,980
Monarch Casino & Resort, Inc.(A)	65	3,969

		12,949

Footwear – 1.6%
Deckers Outdoor Corp.(A)	23	7,449

Home Furnishings – 0.2%
Purple Innovation, Inc.(A)	26	838

Homebuilding – 0.9%
Installed Building Products, Inc.	10	1,155
TopBuild Corp.(A)	15	3,088

		4,243

Hotels, Resorts & Cruise Lines – 3.1%
Marriott Vacations Worldwide Corp.	55	9,505
Wyndham Destinations, Inc.	70	4,879

		14,384

Leisure Products – 1.5%
Malibu Boats, Inc., Class A(A)	89	7,106

Restaurants – 1.3%
Texas Roadhouse, Inc., Class A(A)	65	6,250

Total Consumer Discretionary - 16.6%		77,403
Consumer Staples
Brewers – 0.4%
Duckhorn Portfolio, Inc. (The)(A)	97	1,634

Hypermarkets & Super Centers – 0.9%
BJ’s Wholesale Club, Inc.(A)	94	4,203

Packaged Foods & Meats – 1.2%
Nomad Foods Ltd.(A)	206	5,661

Total Consumer Staples - 2.5%		11,498

Financials
Asset Management & Custody Banks – 1.1%
Focus Financial Partners, Inc., Class A(A)	39	1,643
Hamilton Lane, Inc., Class A	40	3,561

		5,204

Financial Exchanges & Data – 1.1%
Open Lending Corp., Class A(A)	145	5,149

Investment Banking & Brokerage – 1.2%
LPL Investment Holdings, Inc.	38	5,352

Regional Banks – 2.5%
BancorpSouth Bank	72	2,343
Pinnacle Financial Partners, Inc.	71	6,275
Seacoast Banking Corp. of Florida(A)	87	3,155

		11,773

Total Financials - 5.9%		27,478
Health Care
Biotechnology – 7.5%
CareDx, Inc.(A)	170	11,592
Insmed, Inc.(A)	73	2,479
Novavax, Inc.(A)	14	2,486
Veracyte, Inc.(A)	58	3,107
Vericel Corp.(A)	280	15,528

		35,192

Health Care Distributors – 2.3%
PetIQ, Inc.(A)	304	10,705

Health Care Equipment – 5.7%
Axonics Modulation Technologies, Inc.(A)	122	7,290
Penumbra, Inc.(A)	22	5,887
Tactile Systems Technology, Inc.(A)	127	6,925
Tandem Diabetes Care, Inc.(A)	75	6,588

		26,690

Health Care Services – 3.8%
1Life Healthcare, Inc.(A)	82	3,202
AMN Healthcare Services, Inc.(A)	87	6,429
Castle Biosciences, Inc.(A)	33	2,265
LHC Group, Inc.(A)	31	5,989

		17,885

Health Care Supplies – 2.1%
Haemonetics Corp.(A)	60	6,700
OraSure Technologies, Inc.(A)	273	3,188

		9,888

Health Care Technology – 3.2%
Omnicell, Inc.(A)	56	7,214
Simulations Plus, Inc.	29	1,836
Tabula Rasa HealthCare, Inc.(A)(B)	68	3,146
Vocera Communications, Inc.(A)	67	2,563

		14,759

Life Sciences Tools & Services – 1.5%
NeoGenomics, Inc.(A)	100	4,822
Quanterix Corp.(A)	36	2,091

		6,913

Managed Health Care – 1.1%
Progyny, Inc.(A)	111	4,946

Total Health Care - 27.2%		126,978
Industrials
Aerospace & Defense – 1.7%
Mercury Computer Systems, Inc.(A)	111	7,823

Air Freight & Logistics – 1.0%
Air Transport Services Group, Inc.(A)	155	4,539

Construction & Engineering – 1.3%
Valmont Industries, Inc.	26	6,076

Electrical Components & Equipment – 2.2%
EnerSys	64	5,845
Plug Power, Inc.(A)	131	4,687

		10,532

Environmental & Facilities Services – 1.2%
Clean Harbors, Inc.(A)	65	5,486

Industrial Machinery – 4.5%
Altra Industrial Motion Corp.	101	5,563
Desktop Metal, Inc., Class A(A)(B)	64	959
John Bean Technologies Corp.	25	3,341
Kennametal, Inc.	154	6,136
Kornit Digital Ltd.(A)	17	1,690
RBC Bearings, Inc.(A)	16	3,187

		20,876

Security & Alarm Services – 2.6%
Brink’s Co. (The)	157	12,447

Trucking – 1.8%
Knight Transportation, Inc.	175	8,428

Total Industrials - 16.3%		76,207
Information Technology
Application Software – 7.7%
Five9, Inc.(A)	93	14,505
LivePerson, Inc.(A)	109	5,743
Mimecast Ltd.(A)	113	4,538
Q2 Holdings, Inc.(A)	73	7,285
Smartsheet, Inc., Class A(A)	61	3,870

		35,941

Communications Equipment – 1.2%
Viavi Solutions, Inc.(A)	356	5,586

Data Processing & Outsourced Services – 3.0%
EVO Payments, Inc., Class A(A)	174	4,795
Shift4 Payments, Inc., Class A(A)	112	9,207

		14,002

Internet Services & Infrastructure – 1.0%
Switch, Inc., Class A	277	4,500

IT Consulting & Other Services – 1.8%
Globant S.A.(A)	40	8,402

Semiconductor Equipment – 1.2%
Enphase Energy, Inc.(A)	35	5,709

Semiconductors – 3.3%
Allegro MicroSystems, Inc.(A)	169	4,293
Monolithic Power Systems, Inc.	21	7,512
SiTime Corp.(A)	39	3,805

		15,610

Systems Software – 3.7%
Proofpoint, Inc.(A)	29	3,706
SailPoint Technologies Holdings, Inc.(A)	74	3,748
Varonis Systems, Inc.(A)	189	9,680

		17,134

Technology Hardware, Storage & Peripherals – 1.3%
NCR Corp.(A)	162	6,145

Total Information Technology - 24.2%		113,029
Materials
Specialty Chemicals – 0.4%
Danimer Scientific, Inc. Class A(A)(B)	52	1,971

Total Materials - 0.4%		1,971

TOTAL COMMON STOCKS – 96.6%		$450,848
(Cost: $309,491)

SHORT-TERM SECURITIES
Money Market Funds(D) – 3.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)	573	573
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	14,294	14,294

		14,867

TOTAL SHORT-TERM SECURITIES – 3.2%		$14,867
(Cost: $14,867)

TOTAL INVESTMENT SECURITIES – 99.8%		$465,715
(Cost: $324,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		853

NET ASSETS – 100.0%		$466,568

Notes to Schedule of Investments

*Not shown	due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $5,252 are on loan.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following total return swap agreements were outstanding at March 31, 2021:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Long	JPMorgan Chase Bank N.A.	07/01/2021	$14,555	1-Month LIBOR minus 0.2 bps	$(2,005)	$—	$(2,005)

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of March 31, 2021:

Reference Entity	Shares		Notional Amount	Value	% of Value
Arrowhead Pharmaceuticals, Inc.	1		$599	$(83)	4.1%
Natera, Inc.	1		590	(81)	4.1
Ultragenyx Pharmaceutical, Inc.	1		586	(81)	4.0
Mirati Therapeutics, Inc.	—	*	558	(77)	3.8
Halozyme Therapeutics, Inc.	2		503	(69)	3.5
Fate Therapeutics, Inc.	1		468	(64)	3.2
Blueprint Medicines Corp.	1		467	(64)	3.2
Bridgebio Pharma, Inc.	1		402	(55)	2.8
Invitae Corp.	1		402	(55)	2.8
Medpace Holdings, Inc.	—	*	398	(55)	2.7
Emergent BioSolutions, Inc.	1		370	(51)	2.5
TG Therapeutics, Inc.	1		354	(49)	2.4
Twist Bioscience Corp.	—	*	328	(45)	2.3
Denali Therapeutics, Inc.	1		319	(44)	2.2
Intellia Therapeutics, Inc.	1		312	(43)	2.1
Insmed, Inc.	1		304	(42)	2.1
Biohaven Pharmaceutical Holding Co. Ltd.	1		291	(40)	2.0
Kodiak Sciences, Inc.	—	*	289	(40)	2.0
PTC Therapeutics, Inc.	1		270	(37)	1.9
Allakos, Inc.	—	*	249	(34)	1.7
Novavax, Inc.	—	*	243	(33)	1.7
Veracyte, Inc.	1		237	(33)	1.6
Apellis Pharmaceuticals, Inc.	1		225	(31)	1.5
Pacira BioSciences, Inc.	—	*	223	(31)	1.5
Amicus Therapeutics, Inc.	3		223	(31)	1.5
Vir Biotechnology, Inc.	1		221	(30)	1.5
FibroGen, Inc.	1		220	(30)	1.5

Turning Point Therapeutics, Inc.	—	*	215	(30)	1.5
Editas Medicine, Inc.	1		206	(28)	1.4
ChemoCentryx, Inc.	1		202	(28)	1.4
Corcept Therapeutics, Inc.	1		202	(28)	1.4
Xencor, Inc.	1		198	(27)	1.4
Ligand Pharmaceuticals, Inc.	—	*	195	(27)	1.3
Heron Therapeutics, Inc.	2		194	(27)	1.3
NanoString Technologies, Inc.	—	*	190	(26)	1.3
Arvinas, Inc.	—	*	178	(25)	1.2
Karuna Therapeutics, Inc.	—	*	169	(23)	1.2
Ironwood Pharmaceuticals, Inc.	2		158	(22)	1.1
Allogene Therapeutics, Inc.	1		153	(21)	1.0
Dicerna Pharmaceuticals, Inc.	1		148	(20)	1.0
Deciphera Pharmaceuticals, Inc.	—	*	148	(20)	1.0
Axsome Therapeutics, Inc.	—	*	147	(20)	1.0
SpringWorks Therapeutics, Inc.	—	*	135	(19)	0.9
Kura Oncology, Inc.	1		131	(18)	0.9
Sorrento Therapeutics, Inc.	2		129	(18)	0.9
Sangamo Therapeutics, Inc.	1		129	(18)	0.9
Inovio Pharmaceuticals, Inc.	2		124	(17)	0.9
Revance Therapeutics, Inc.	1		107	(15)	0.7
REGENXBIO, Inc.	—	*	105	(14)	0.7
Cytokinetics, Inc.	1		102	(14)	0.7
Madrigal Pharmaceuticals, Inc.	—	*	99	(14)	0.7
Zogenix, Inc.	1		96	(13)	0.7
Travere Therapeutics, Inc.	1		92	(13)	0.6
Intercept Pharmaceuticals, Inc.	1		87	(12)	0.6
Alector, Inc.	1		84	(12)	0.6
Y-mAbs Therapeutics, Inc.	—	*	81	(11)	0.6
Coherus Biosciences, Inc.	1		75	(11)	0.5

Translate Bio, Inc.	1		73	(10)	0.5
Theravance Biopharma, Inc.	—	*	72	(10)	0.5
Innoviva, Inc.	1		67	(9)	0.5
Karyopharm Therapeutics, Inc.	1		67	(9)	0.5
Mersana Therapeutics, Inc.	1		65	(9)	0.4
Esperion Therapeutics, Inc.	—	*	64	(9)	0.4
Kadmon Holdings, Inc.	2		57	(8)	0.4
Adverum Biotechnologies, Inc.	1		53	(7)	0.4
Epizyme, Inc.	1		41	(6)	0.3
Akebia Therapeutics, Inc.	2		38	(5)	0.3
Athenex, Inc.	1		28	(4)	0.2

				$(2,005)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$450,848	$—	$—
Short-Term Securities	14,867	—	—

Total	$465,715	$—	$—

Total Return Swaps	$—	$2,005	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$324,358

Gross unrealized appreciation	147,427
Gross unrealized depreciation	(6,070)

Net unrealized appreciation	$141,357